Financial Instruments (Details 5) - CLP ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	$ 222,443,000	$ 3,412,197,000
Market securities and investments in other companies	7,329,096,000	6,245,817,000
Total other financial assets	24,166,023	14,485,896
Derivatives designated as hedges	16,614,484,000	4,827,882,000
Derivatives not designated as hedges	4,243,939,000	240,394,000
Derivatives designated as hedges	5,323,640,000	805,306,000
Total financial derivative liabilities	9,567,579,000	1,045,700,000
Fair value hierarchyLevel 1 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	7,329,096,000	6,245,817,000
Total other financial assets	7,329,096	6,245,817
Derivatives designated as hedges	0	0
Derivatives not designated as hedges	0	0
Derivatives designated as hedges	0	0
Total financial derivative liabilities	0	0
Fair value hierarchyLevel 2 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	222,443,000	3,412,197,000
Market securities and investments in other companies	0	0
Total other financial assets	16,836,927	8,240,079
Derivatives designated as hedges	16,614,484,000	4,827,882,000
Derivatives not designated as hedges	4,243,939,000	240,394,000
Derivatives designated as hedges	5,323,640,000	805,306,000
Total financial derivative liabilities	9,567,579,000	1,045,700,000
Fair value hierarchyLevel 3 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	0	0
Total other financial assets	0	0
Derivatives designated as hedges	0	0
Derivatives not designated as hedges	0	0
Derivatives designated as hedges	0	0
Total financial derivative liabilities	$ 0	$ 0